Fair Value Measurements, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets:
Gross derivative assets		$ 80,562	$ 94,692
Derivative netting, Assets		(62,720)	(78,697)
Total trading assets after derivative netting	[1]	227,935	168,595
Available-for-sale debt securities		213,573	162,978
Liabilities:
Total derivative liabilities (gross)		(82,747)	(95,429)
Derivative netting, Liabilities		73,332	83,014
Total trading liabilities after derivative netting	[1]	(45,468)	(44,813)
Not held for trading [Member]
Assets:
Equity securities		2,008	3,052
Interest rate contracts [Member]
Assets:
Gross derivative assets		21,097	27,489
Liabilities:
Total derivative liabilities (gross)		(21,266)	(29,033)
Commodity contracts [Member]
Assets:
Gross derivative assets		2,837	2,237
Liabilities:
Total derivative liabilities (gross)		(4,016)	(1,448)
Equity contracts [Member]
Assets:
Gross derivative assets		19,110	13,334
Liabilities:
Total derivative liabilities (gross)		(20,625)	(14,248)
Foreign exchange contracts [Member]
Assets:
Gross derivative assets		37,437	51,541
Liabilities:
Total derivative liabilities (gross)		(36,757)	(50,654)
Credit contracts [Member]
Assets:
Gross derivative assets		81	91
Liabilities:
Total derivative liabilities (gross)		(83)	(46)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities		51,809
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		10,397	12,035
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities		7,904	2,202
Federal agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities		140,080
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities		2,126
Other debt securities [Member]
Assets:
Available-for-sale debt securities		1,257
Fair value, recurring [Member]
Assets:
Physical commodities inventory		9,107	4,787
Gross derivative assets		84,530	98,709
Total trading assets prior to derivative netting		290,655	247,292
Derivative netting, Assets		(62,720)	(78,697)
Total trading assets after derivative netting		227,935	168,595
Other assets		472	434
Total assets measured at fair value on a recurring basis		513,232	421,726
Liabilities:
Securities sold, not yet purchased		(31,844)	(28,478)
Total derivative liabilities (gross)		(86,956)	(99,349)
Total liabilities prior to derivative netting		(118,800)	(127,827)
Derivative netting, Liabilities		73,332	83,014
Total trading liabilities after derivative netting		(45,468)	(44,813)
Other liabilities		(357)	(318)
Interest-bearing deposits		0	(318)
Long-term debt		(7,082)	(3,495)
Total liabilities after derivative netting		(126,239)	(131,958)
Fair value, recurring [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights		5,696	6,844
Fair value, recurring [Member] | Held for trading at fair value [Member]
Assets:
Equity securities		38,274	19,004
Loans held for sale		4,882	3,587
Fair value, recurring [Member] | Not held for trading [Member]
Assets:
Equity securities		2,008	3,052
Loans held for sale		828	1,126
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Physical commodities inventory		3,430	0
Gross derivative assets		96	197
Total trading assets prior to derivative netting		87,224	52,173
Other assets		311	266
Total assets measured at fair value on a recurring basis		141,285	78,733
Liabilities:
Securities sold, not yet purchased		(24,581)	(21,835)
Total derivative liabilities (gross)		(144)	(125)
Total liabilities prior to derivative netting		(24,725)	(21,960)
Other liabilities		0	0
Interest-bearing deposits		0	0
Long-term debt		0	0
Total liabilities after derivative netting		(24,725)	(21,960)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for trading at fair value [Member]
Assets:
Equity securities		32,322	13,656
Loans held for sale		0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Not held for trading [Member]
Assets:
Equity securities		1,941	3,009
Loans held for sale		0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Physical commodities inventory		5,677	4,787
Gross derivative assets		83,837	97,749
Total trading assets prior to derivative netting		202,668	194,208
Other assets		0	0
Total assets measured at fair value on a recurring basis		364,920	334,649
Liabilities:
Securities sold, not yet purchased		(7,261)	(6,643)
Total derivative liabilities (gross)		(85,003)	(93,658)
Total liabilities prior to derivative netting		(92,264)	(100,301)
Other liabilities		(311)	(266)
Interest-bearing deposits		0	(318)
Long-term debt		(7,082)	(3,495)
Total liabilities after derivative netting		(99,657)	(104,380)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights		0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Held for trading at fair value [Member]
Assets:
Equity securities		5,948	5,344
Loans held for sale		4,813	3,569
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Not held for trading [Member]
Assets:
Equity securities		0	0
Loans held for sale		721	964
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Physical commodities inventory		0	0
Gross derivative assets		597	763
Total trading assets prior to derivative netting		763	911
Other assets		161	168
Total assets measured at fair value on a recurring basis		7,027	8,344
Liabilities:
Securities sold, not yet purchased		(2)	0
Total derivative liabilities (gross)		(1,809)	(5,566)
Total liabilities prior to derivative netting		(1,811)	(5,566)
Other liabilities		(46)	(52)
Interest-bearing deposits		0	0
Long-term debt		0	0
Total liabilities after derivative netting		(1,857)	(5,618)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights		5,696	6,844
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Held for trading at fair value [Member]
Assets:
Equity securities		4	4
Loans held for sale		69	18
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Not held for trading [Member]
Assets:
Equity securities		67	43
Loans held for sale		107	162
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative assets		22,343	28,815
Liabilities:
Total derivative liabilities (gross)		(22,775)	(31,135)
Fair value, recurring [Member] | Interest rate contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Gross derivative assets		58	178
Liabilities:
Total derivative liabilities (gross)		(65)	(121)
Fair value, recurring [Member] | Interest rate contracts [Member] | Fair value, inputs, level 2 [Member]
Assets:
Gross derivative assets		21,985	28,070
Liabilities:
Total derivative liabilities (gross)		(22,268)	(26,844)
Fair value, recurring [Member] | Interest rate contracts [Member] | Fair value, inputs, level 3 [Member]
Assets:
Gross derivative assets		300	567
Liabilities:
Total derivative liabilities (gross)		(442)	(4,170)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative assets		3,247	2,641
Liabilities:
Total derivative liabilities (gross)		(4,405)	(1,633)
Fair value, recurring [Member] | Commodity contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Gross derivative assets		38	0
Liabilities:
Total derivative liabilities (gross)		(79)	0
Fair value, recurring [Member] | Commodity contracts [Member] | Fair value, inputs, level 2 [Member]
Assets:
Gross derivative assets		3,096	2,602
Liabilities:
Total derivative liabilities (gross)		(4,265)	(1,558)
Fair value, recurring [Member] | Commodity contracts [Member] | Fair value, inputs, level 3 [Member]
Assets:
Gross derivative assets		113	39
Liabilities:
Total derivative liabilities (gross)		(61)	(75)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative assets		20,788	15,201
Liabilities:
Total derivative liabilities (gross)		(22,714)	(15,606)
Fair value, recurring [Member] | Equity contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Gross derivative assets		0	19
Liabilities:
Total derivative liabilities (gross)		0	(4)
Fair value, recurring [Member] | Equity contracts [Member] | Fair value, inputs, level 2 [Member]
Assets:
Gross derivative assets		20,636	15,074
Liabilities:
Total derivative liabilities (gross)		(21,438)	(14,327)
Fair value, recurring [Member] | Equity contracts [Member] | Fair value, inputs, level 3 [Member]
Assets:
Gross derivative assets		152	108
Liabilities:
Total derivative liabilities (gross)		(1,276)	(1,275)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative assets		38,071	51,956
Liabilities:
Total derivative liabilities (gross)		(36,977)	(50,925)
Fair value, recurring [Member] | Foreign exchange contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Gross derivative assets		0	0
Liabilities:
Total derivative liabilities (gross)		0	0
Fair value, recurring [Member] | Foreign exchange contracts [Member] | Fair value, inputs, level 2 [Member]
Assets:
Gross derivative assets		38,069	51,913
Liabilities:
Total derivative liabilities (gross)		(36,975)	(50,886)
Fair value, recurring [Member] | Foreign exchange contracts [Member] | Fair value, inputs, level 3 [Member]
Assets:
Gross derivative assets		2	43
Liabilities:
Total derivative liabilities (gross)		(2)	(39)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative assets		81	96
Liabilities:
Total derivative liabilities (gross)		(85)	(50)
Fair value, recurring [Member] | Credit contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Gross derivative assets		0	0
Liabilities:
Total derivative liabilities (gross)		0	0
Fair value, recurring [Member] | Credit contracts [Member] | Fair value, inputs, level 2 [Member]
Assets:
Gross derivative assets		51	90
Liabilities:
Total derivative liabilities (gross)		(57)	(43)
Fair value, recurring [Member] | Credit contracts [Member] | Fair value, inputs, level 3 [Member]
Assets:
Gross derivative assets		30	6
Liabilities:
Total derivative liabilities (gross)		(28)	(7)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities		153,862	121,205
Available-for-sale debt securities		213,573	162,978
Fair value, recurring [Member] | Debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		51,376	38,320
Available-for-sale debt securities		51,809	23,285
Fair value, recurring [Member] | Debt securities [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		102,393	82,759
Available-for-sale debt securities		161,531	139,477
Fair value, recurring [Member] | Debt securities [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		93	126
Available-for-sale debt securities		233	216
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		54,797	42,149
Available-for-sale debt securities		51,809	23,285
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		51,376	38,320
Available-for-sale debt securities		51,809	23,285
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		3,421	3,829
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities		10,397	12,035
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member] | Fair value, inputs, level 2 [Member]
Assets:
Available-for-sale debt securities		10,383	12,018
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member] | Fair value, inputs, level 3 [Member]
Assets:
Available-for-sale debt securities		14	17
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		936	927
Available-for-sale debt securities		7,904	2,202
Fair value, recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		859	847
Available-for-sale debt securities		7,904	2,202
Fair value, recurring [Member] | Collateralized loan obligations [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		77	80
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		19,364	17,386
Fair value, recurring [Member] | Corporate debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		0	0
Fair value, recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		19,349	17,341
Fair value, recurring [Member] | Corporate debt securities [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		15	45
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities		69,836	52,908
Available-for-sale debt securities		140,080	123,029
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		69,836	52,908
Available-for-sale debt securities		140,080	123,029
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities		1,693	1,703
Available-for-sale debt securities		2,126	1,806
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		1,692	1,702
Available-for-sale debt securities		2,124	1,804
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		1	1
Available-for-sale debt securities		2	2
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities		7,236	6,132
Available-for-sale debt securities		1,257	621
Fair value, recurring [Member] | Other debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		0	0
Fair value, recurring [Member] | Other debt securities [Member] | Fair value, inputs, level 2 [Member]
Assets:
Trading debt securities		7,236	6,132
Available-for-sale debt securities		1,040	424
Fair value, recurring [Member] | Other debt securities [Member] | Fair value, inputs, level 3 [Member]
Assets:
Trading debt securities		0	0
Available-for-sale debt securities		$ 217	$ 197

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).